CURRENT AND DEFERRED TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CURRENT AND DEFERRED TAXES (Details) [Line Items]
Income tax, applicable tax rate	27.00%	27.00%	27.00%
Unrecoverable deferred tax assets		$ 237,637
Total deferred tax assets not recognized	$ 749,100	110,933
Deferred tax expense income related costs	$ 1,433,474	$ 338,679
Changes in tax rates or tax laws enacted or announced [member]
CURRENT AND DEFERRED TAXES (Details) [Line Items]
Income tax, applicable tax rate		27.00%